S000011750 [Member] Shareholder Fees	Oct. 31, 2025 USD ($)
Payden Cash Reserves Money Market Fund | Payden Cash Reserves Money Market Fund (Investor Class)
Prospectus [Line Items]
Shareholder Fee, Other	$ 0